Investment Securities (Tables)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Summary of Investment Securities
The following table shows the amount of investment securities, which consist of debt instruments at amortized cost, debt instruments at fair value through other comprehensive income and equity instruments at fair value through other comprehensive income at March 31, 2026 and 2025.

	At March 31,
	2026	2025

	(In millions)
Debt instruments at amortized cost:
Domestic:
Japanese government bonds	¥4,420,130	¥109,550
Japanese municipal bonds	151,898	151,882
Japanese corporate bonds	12,987	12,982

Total domestic	4,585,015	274,414

Foreign:
Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agency bonds	83,011	66,896
Mortgage-backed securities	14,933	13,876
Other debt instruments	80,757	11,811

Total foreign	178,701	92,583

Total debt instruments at amortized cost	¥4,763,716	¥366,997

Debt instruments at fair value through other comprehensive income:
Domestic:
Japanese government bonds	¥5,476,428	¥11,180,546
Japanese municipal bonds	683,035	822,575
Japanese corporate bonds	493,734	645,602
Other debt instruments	522	521

Total domestic	6,653,719	12,649,244

Foreign:
U.S. Treasury and other U.S. government agency bonds	6,809,035	5,539,051
Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agency bonds	5,314,924	4,531,619
Mortgage-backed securities	3,392,908	4,238,051
Other debt instruments	1,098,116	1,050,315

Total foreign	16,614,983	15,359,036

Total debt instruments at fair value through other comprehensive income	¥23,268,702	¥28,008,280

Equity instruments at fair value through other comprehensive income:
Domestic equity instruments	¥3,840,059	¥3,362,996
Foreign equity instruments	1,665,380	1,807,860

Total equity instruments at fair value through other comprehensive income	¥5,505,439	¥5,170,856

Total investment securities	¥33,537,857	¥33,546,133

Schedule of Equity Instruments at Fair Value through Other Comprehensive Income	Equity instruments at fair value through other comprehensive income at March 31, 2026 and 2025 consisted of the following:

	At March 31,
	2026	2025

	(In millions)
Listed	¥4,013,893	¥3,745,559
Unlisted	1,491,546	1,425,297

Total equity instruments at fair value through other comprehensive income	¥5,505,439	¥5,170,856

Schedule of Investments in Listed Equity Instruments at Fair Value through Other Comprehensive Income
The investments in the listed equity instruments at fair value through other comprehensive income at March 31, 2026 and 2025 mainly consisted of the following:

	At March 31,
	2026	2025
	(In millions)
TOYOTA MOTOR CORPORATION	¥461,665	¥381,946
Ares Management Corporation	294,031	369,498
Jefferies Financial Group Inc.	242,909	294,857
Fujikura Ltd.	171,854	37,802
SBI Holdings, Inc.	153,846	107,541
The Bank of East Asia, Limited (1)	139,104	—
DAIKIN INDUSTRIES, LTD.	130,795	121,050
ITOCHU Corporation	95,763	69,010
Sumitomo Realty & Development Co., Ltd.	89,351	65,841
MITSUI & CO., LTD.	76,475	53,891
TOYOTA TSUSHO CORPORATION	75,855	31,783
Seven & i Holdings Co., Ltd.	62,644	63,809
KUBOTA CORPORATION	62,045	53,040
East Japan Railway Company	59,552	48,495
DAIWA HOUSE INDUSTRY CO., LTD.	55,485	59,690
Central Japan Railway Company	42,882	29,967
NIPPON STEEL CORPORATION	37,688	41,818
Sumitomo Electric Industries, Ltd.	36,835	10,840
Sanwa Holdings Corporation	35,504	51,752
Shionogi & Co., Ltd.	33,482	21,678
KAJIMA CORPORATION	31,742	20,067
SG HOLDINGS CO., LTD.	30,679	31,042
Makita Corporation	29,449	28,567
Mitsui O.S.K. Lines, Ltd.	29,232	34,241
West Japan Railway Company	28,027	26,132
Murata Manufacturing Co., Ltd.	27,391	18,525
TORAY INDUSTRIES, INC.	26,436	24,406
MINEBEA MITSUMI Inc.	25,917	22,221
DAIFUKU CO., LTD.	24,893	22,293
NIDEC CORPORATION	23,848	30,228
CME Group Inc.	22,284	18,718
Mitsui Fudosan Co., Ltd.	22,110	32,083
GMO Payment Gateway, Inc.	20,523	19,823
The Kansai Electric Power Company, Incorporated	20,133	13,808
Kawasaki Heavy Industries, Ltd.	19,429	11,975
TOYO SUISAN KAISHA, LTD.	19,373	15,488

	At March 31,
	2026	2025
	(In millions)
ASAHI KASEI CORPORATION	17,965	18,223
TOHO GAS CO., LTD.	16,640	13,666
Maruichi Steel Tube Ltd.	15,012	12,980
Marubeni Corporation	14,784	12,523
MEIDENSHA CORPORATION	14,640	8,423
BROTHER INDUSTRIES, LTD.	14,284	14,544
KANEKA CORPORATION	14,084	11,773
YAMAZAKI BAKING CO., LTD.	13,994	11,366
IBIDEN CO., LTD.	13,768	9,208
OASAKA GAS CO., LTD.	13,689	7,257
Sumitomo Metal Mining Co., Ltd.	13,568	6,218
KOITO MANUFACTURING CO., LTD.	13,275	10,001
TBS HOLDINGS, INC.	13,227	15,203
Electric Power Development Co., LTD.	13,024	7,977
BANDAI NAMCO Holdings Inc.	13,001	16,823
BLUE ZONES HOLDINGS CO., LTD. (formerly held as YAOKO CO., LTD.) (2)	12,260	11,877
Rengo Co., LTD.	12,157	7,660
CTBC Financial Holding Co., Ltd.	12,027	8,335
Sotetsu Holdings, Inc.	11,985	8,963
Chubu Electric Power Company, Incorporated	11,576	10,914
FUJIFILM Holdings Corporation	1,047	12,036
Sekisui House, Ltd.	965	15,330
Japan Exchange Group, Inc.	350	36,066
Others	977,340	1,174,268

Total listed equity instruments at fair value through other comprehensive income	¥4,013,893	¥3,745,559

(1)
Following the sale of a portion of its shares during the fiscal year ended March 31, 2026, The Bank of East Asia, Limited ceased to be an equity-method associate. The Group’s remaining investment is measured at fair value through other comprehensive income.

(2)
BLUE ZONES HOLDINGS CO., LTD. was established as the wholly owning parent company of YAOKO CO., LTD. through a sole share transfer on October 1, 2025. The Group’s investment in YAOKO CO., LTD. was replaced by shares of BLUE ZONES HOLDINGS CO., LTD.

Schedule of Fair Value of Equity Instruments Measured at Fair Value through Other Comprehensive Income at Date of Derecoginititon And Cumulative Gain on Disposal	The fair value of the equity instruments measured at fair value through other comprehensive income at the date of derecognition and the cumulative gain on disposal for the fiscal years ended March 31, 2026 and 2025 were as follows:

	For the fiscal year ended March 31,
	2026	2025
	(In millions)
Fair value of the equity instruments at fair value through other comprehensive income at the date of derecognition	¥619,772	¥667,657
Cumulative gain on disposal	482,553	490,955